Goldman Sachs Access Ultra Short Bond ETF Expense Example - Goldman Sachs Access Ultra Short Bond ETF - Goldman Sachs Access Ultra Short Bond ETF	Aug. 31, 2025 USD ($)
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	$ 16
Expense Example, with Redemption, 3 Years	60
Expense Example, with Redemption, 5 Years	109
Expense Example, with Redemption, 10 Years	$ 251